                                   FORM 10-K
                       SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C.  20549

                                   (Mark One)

             [X]  ANNUAL REPORT PURSUANT TO SECTION 13 OR 15(D) OF
               THE SECURITIES EXCHANGE ACT OF 1934 (Fee Required)

                  For the fiscal year ended December 31, 1993

                                       OR

           [ ]  TRANSITION REPORT PURSUANT TO SECTION 13 OR 15(D) OF
             THE SECURITIES EXCHANGE ACT OF 1934 (No Fee Required)

                For the transition period from ______ to ______

                         Commission file number 0-3085

                              WYMAN-GORDON COMPANY
             (Exact name of registrant as specified in its charter)

                MASSACHUSETTS                                    04-1992780
     (State or other jurisdiction of                         (I.R.S. Employer
     incorporation or organization)                          Identification No.)

244 WORCESTER STREET, BOX 8001, GRAFTON, MASSACHUSETTS           01536-8001
  (Address of Principal Executive Offices)                       (Zip Code)

                                  508-839-4441
              (Registrant's telephone number, including area code)

          SECURITIES REGISTERED PURSUANT TO SECTION 12(B) OF THE ACT:

                                                 NAME OF EACH EXCHANGE
          TITLE OF EACH CLASS                     ON WHICH REGISTERED
          -------------------                    -------------------
                 NONE                                    NONE

          SECURITIES REGISTERED PURSUANT TO SECTION 12(G) OF THE ACT:
                           Common Stock, $1 Par Value
                                (Title of Class)

      Indicate by a check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months, and (2) has been subject to such filing
requirements for the past 90 days.    Yes  X   No _____

      Indicate by check mark if disclosure of delinquent filers pursuant to
Item 405 of Regulation S-K is not contained herein, and will not be contained, to the best of registrant's knowledge, in definitive proxy or information statements incorporated by reference in Part III of this Form 10-K or any amendment to this Form 10-K. [X]

      Aggregate market value of the voting stock held by non-affiliates of the registrant as of March 28, 1994: $65,762,687

      Indicate the number of shares outstanding of each of the registrant's classes of common stock, as of the latest practicable date.

                     CLASS                      OUTSTANDING AT MARCH 28, 1994
         Common Stock, $1 Par Value                      18,040,150 Shares



                      DOCUMENTS INCORPORATED BY REFERENCE

      With the exception of these sections which are specifically incorporated by reference in this Form 10-K, the following document is not deemed filed as part of this report: (1) Annual Report for the year ended December 31, 1993 (Form 10-K Parts I, II & IV)

                                     PART I

ITEM 1.      BUSINESS

GENERAL

         Wyman-Gordon Company, founded in 1883, is a leading producer of highly engineered, technically advanced components, primarily for the aerospace industry. The Company uses forging and investment casting technologies to produce components to exacting customer specifications for demanding applications such as jet turbine engines and airframes. The Company also designs and produces prototype products using composite technologies.

    JET ENGINE COMPONENTS

         The Company manufactures numerous forged and cast components for jet engines for both commercial and defense aircraft produced by all of the major manufacturers, including General Electric, Pratt & Whitney, Rolls-Royce and CFM International. The Company's forged engine parts include fan discs, compressor discs, turbine discs, seals, spacers and cases. Cast engine parts include thrust reversers, valves and fuel system parts such as combustion chamber swirl guides. Jet engines may produce in excess of 100,000 pounds of thrust and may subject parts produced by the Company to temperatures reaching 1,350oF. Components for such extreme conditions require precision manufacturing and expertise with high-purity titanium and nickel-based superalloys. Rotating parts such as fan, compressor and turbine discs must be manufactured to precise quality specifications.

    AIRFRAME STRUCTURAL COMPONENTS

         The Company manufactures forged and cast structural parts for fixed-wing aircraft and helicopters. These products include wing spars, engine mounts, struts, landing gear beams, landing gear, wing hinges, wing and tail flaps, housings, and bulkheads. These parts may be made of titanium, steel, aluminum and other alloys, as well as composite materials. The Company also produces dynamic rotor forgings for helicopters. Forging is particularly well-suited for airframe parts because of its ability to impact greater proportional strength to metal than other manufacturing processes. Investment casting can produce complex shapes to precise, repeatable dimensions.

         The Company has been a major supplier for many years of the beams that support the main landing gear assemblies on the Boeing 747 and has begun shipment of main landing gear beams for the new Boeing 777 widebody. The Company forges landing gear and other airframe structural components for the Boeing 747, 757, 767 and 777, the McDonnell Douglas MD-11 and the Airbus A330 and A340. The Company produces structural forgings for the F-15, F-16 and F-18 fighter aircraft and the Sikorsky Black Hawk helicopter. The Company also produces large, one-piece bulkheads for Lockheed and Boeing for the new F-22 advanced tactical fighter.

    OTHER PRODUCTS

         The Company produces steam turbine and gas turbine generator components for land-based power generation applications. The Company also manufactures shafts, cases, compressor and turbine discs for marine gas turbines. The Company's investment castings operations produces components for medical devices, power equipment, food processing equipment, land-based military equipment such as tanks, and various other applications. The Company derived approximately 5% of its 1993 and 1992 revenues from sales of non-aerospace products. In 1992, the Company received preliminary vendor qualification to provide components to a major producer of land-based gas turbines. The Company expects to receive final vendor qualifications in the second quarter of 1994 and has received an order to produce those components beginning in 1994.

MARKETS

         The principal markets served by the Company are commercial aerospace and defense equipment. Revenue from these markets over the last three years, excluding the Company's divested automotive crankshaft operations, have been as follows:

                                                      YEARS ENDED DECEMBER 31,
                                ----------------------------------------------------------------------
                                      1993                      1992                       1991
                                ----------------        --------------------        ------------------
                                            % OF                       % OF                       % OF
             MARKET             REVENUE     TOTAL       REVENUE        TOTAL        REVENUE      TOTAL
             ------             -------     -----       -------        -----        -------      -----
                                                           (000'S OMITTED)
Commercial aerospace            $127,635      53%       $171,312        57%        $161,075        53%
Defense equipment                101,329      42         113,029        38          135,573        44
Other                             10,797       5          14,540         5            9,982         3
                                --------     ---        --------       ---         --------       ---
    Total                       $239,761     100%       $298,881       100%        $306,630       100%
                                ========     ===        ========       ===         ========       ===


    COMMERCIAL AEROSPACE

         The Company manufactures high-technology forged and cast products for virtually all models of commercial aircraft produced. Forged and investment cast parts include a wide variety of components for both the jet engines and structural airframes of these aircraft. The Company's composite operation designs and produces aerospace prototypes. The Company also produces products utilized in general aviation and business jet aircraft.

    DEFENSE EQUIPMENT

         The Company is a supplier to builders of military aircraft and missiles, manufacturing forged and investment cast components for jet engines as well as structural components and systems for defense and defense related industries. The Company manufactures fan, compressor and turbine discs, seals and spacers for jet engines, structural components such as aluminum, steel and titanium bulkheads for military aircraft and various fittings, spars and landing gear components. The Company also produces weapon cases for missiles and rockets. For naval defense applications, the Company manufactures components for nuclear propulsion plants, as well as pump, valve, structural and non-nuclear propulsion forgings.

    OTHER MARKETS

         The Company also participates in a number of other markets, principally in the nuclear and non-nuclear power generation, marine and food processing industries. The Company is actively seeking to identify alternative applications for its capabilities, such as in the automotive and other commercial markets.


CUSTOMERS

         The Company has approximately 100 active customers that purchase forgings, approximately 425 active customers that purchase investment castings and approximately ten active customers that purchase composite structures. The Company's principal customers are similar across all of these production processes. Five customers, General Electric Company, United Technologies Corporation (principally its Pratt & Whitney Division), Boeing Company, McDonnell Douglas Corporation and Mitsui & Company U.S.A., accounted for approximately 54% of the Company's revenues during 1993 and approximately 53% of the Company's revenues during 1992. General Electric and United Technologies each accounted for more than 10% of revenues for 1993 and 1992.

        The Company has organized its operations into product groups which focus on specific customers or groups of customers with similar needs. The Company has become actively involved with its aerospace customers through joint development relationships and cooperative research and development, engineering, quality control, just-in-time inventory control and computerized design programs. This involvement begins with the design of the tooling and processes to manufacture the customer's components to its precise specifications.

    The Company increasingly participates with its customers in joint development projects. The Company's plasma arc melting ("PAM") unit is being developed in cooperation with General Electric Company in order to develop new processing techniques and materials, including alloys for use in components for the new GE90 jet engine. In addition, General Electric has contracted with the Company to produce tooling for several components for the GE90 engine. Another customer partnership involves the creation of a joint venture with Pratt & Whitney and Australian investors to produce aerospace grade, nickel-based superalloy ingot in Perth, Australia. Pratt & Whitney has committed to purchase a portion of the joint venture's output, and the Company anticipates that a part of such commitment will be satisfied through orders of forgings produced by the Company.

MARKETING AND SALES

         The Company markets its products principally through its own sales engineers and makes only limited use of manufacturers' representatives. Substantially all sales are made directly to original equipment manufacturers.

    The Company's sales are not subject to significant seasonal fluctuations, although production in the third quarter normally tends to be somewhat less than that of other quarters as a result of scheduled plant shutdowns.

         A substantial portion of the Company's revenues is derived from long-term, fixed price contracts with major engine and aircraft manufacturers. These contracts are typically "requirements" contracts under which the purchaser commits to purchase a given portion of its requirements of a particular component from the Company. Actual purchase quantities are typically not determined until shortly before the year in which products are to be delivered.

BACKLOG

         The backlog of unfilled orders from customers at the following dates in the commercial aerospace, defense and other markets served by the Company was as follows:

                                                      YEARS ENDED DECEMBER 31,
                                ----------------------------------------------------------------------
                                      1993                      1992                       1991
                                ----------------        --------------------        ------------------
                                            % OF                       % OF                      % OF
             MARKET             BACKLOG     TOTAL       BACKLOG        TOTAL        BACKLOG      TOTAL
             ------             -------     -----       -------        -----        -------      -----
                                                           (000'S OMITTED)
Commercial aerospace            $167,740       65%      $205,771        66%        $266,103        69%
Defense equipment                 82,000       32         97,224        31          103,648        27
Other                              6,519        3          6,684         3           17,154         4
                                --------      ---       --------       ---         --------       ---
    Total                       $256,259      100%      $309,679       100%        $386,905       100%
                                ========      ===       ========       ===         ========       ===

         The decreased level of backlog at December 31, 1993 is attributable primarily to (1) continuing lower levels of demand in the commercial aerospace and defense equipment markets, (2) the inclusion at December 31, 1992 of backlog of approximately $12.9 million related to the Company's Wyman-Gordon Composites, Inc. operation which was sold in November 1993 and (3) the continued effect of the implementation of just-in-time delivery schedules by customers.

         At December 31, 1993 approximately $153.0 million of total backlog was scheduled to be shipped within one year and the remainder in subsequent years, although there can be no assurances that products ordered will not be subject to schedule changes.

         The decreased level of backlog at December 31, 1992 is attributable primarily to (1) delays by the Company's two largest engine component customers releasing long-term supply agreements to their supplier base, (2) more rapid production cycle times which require shorter lead order times and (3) the implementation of just-in-time delivery schedules by customers.


MANUFACTURING PROCESSES

         The Company employs three manufacturing processes: forging, investment casting and composites production.

    FORGING

         Forging is the process by which desired shapes, metallurgical characteristics, and mechanical properties are imparted to metal by heating and shaping it through hammering, pressing or ring-rolling. The Company forges alloys of titanium, aluminum and steel as well as high temperature nickel-based superalloys.

         The Company manufactures most of its forged aerospace components at its facilities in Grafton and Worcester, Massachusetts (although the Company continues to consolidate its forging operations at the Grafton facility). The Company has three large closed- die hydraulic forging presses rated at 18,000, 35,000 and 50,000 tons, an open-die cogging press rated at 2,000 tons and a hydraulic isothermal forging press rated at 8,000 tons. The Company also operates forging hammers rated up to 35,000 pounds, a 220-ton ring- roll and supporting facilities. The Company employs all major forging processes, including the following:

         Open-Die Forging. In this process, the metal is forged between dies that never completely surround the metal, thus allowing the metal to be observed during the process. Typically, open-die forging is used to create relatively simple, preliminary shapes.

         Closed-Die Forging. Closed-die forging involves hammering or pressing heated metal into the required shapes and size determined by machined impressions in specially prepared dies which exert three dimensional control on the metal. In hot-die forging, a type of closed-die process, the dies are heated to a temperature approaching the transformation temperature of the materials being forged so as to allow the metal to flow more easily within the die cavity, which enhances the repeatability of the part shapes and allows greater metallurgical control. Both titanium and nickel-based superalloys are forged using this process, in which the dies are heated to a temperature of approximately 1,300oF.

         Isothermal Forging. Isothermal forging is a closed-die process in which the dies are heated to the same temperature as the metal being forged, typically in excess of 1,900oF. The forged material typically consists of nickel-based superalloy powders. Because of the extreme temperatures necessary for forming these alloys, the dies must be made of refractory metal (such as molybdenum) so that the die retains its strength and shape during the forging process. Because the dies may oxidize at these elevated temperatures, the forging process is carried on in a vacuum or inert gas atmosphere. The Company's isothermal press also allows it to produce near-net shape components (requiring less machining by the customer) made from titanium alloys, which can be an important competitive advantage in times of high titanium prices. The Company carries on this process in its 8,000-ton isothermal press.

         Ring-Rolling. This process, conducted on the Company's 220-ton ring-roll, involves rotating heated metal rings between two rotating rolls to produce seamless metal rings for use as seals, cases, spacers and similar parts for jet turbine engines. The Company can produce rings up to 80 inches in diameter and 20 inches in height.

         Titanium and Superalloy Production. The Company has backward-integrated into the manufacturing of raw materials used in its forging processes. In 1987 the Company began to cast titanium scrap and "sponge" into ingot and convert the ingot to billet by forging the ingot in its forging presses. Such billet may be used as raw material for the Company's forgings or may be converted or sold for other uses. The Company markets titanium ingots, billets, engineered mults and open-die forgings for use outside the Company's forging activities. The Company's PAM unit produces high quality titanium and can also be modified for the manufacture of nickel-based superalloy powders through an atomization process. The Company expects that the PAM unit will be certified by certain customers for the manufacture of some of their components in late 1994 and will thereafter produce the high-purity materials required for future high performance jet engines. The Company entered into a joint venture with Pratt & Whitney and certain Australian investors to produce nickel-based superalloy ingots in Perth, Australia. The Company expects that these ingots will be utilized as raw materials for the Company's forging and casting products. See "Business - Customers".

         Support Operations. The Company manufactures its own forging dies out of high-strength steel and molybdenum. These dies can weigh in excess of 100 tons and can be up to 25 feet in length. In manufacturing its dies, the Company takes its customers' drawings and engineers the dies using CAD/CAM equipment and sophisticated metal flow computer models that simulate metal flow during the forging process. This activity improves die design and process control and permits the Company to enhance the metallurgical characteristics of the forging. The Company also has a large machine shop with computer aided profiling equipment, vertical turret lathes and other equipment that it employs to rough machine products to a shape required to allow inspection of the products. The Company also operates rotary and car-bottom heat treating furnaces that enhance the performance characteristics of the forgings. These furnaces have sufficient capacity to handle all the Company's forged products. The Company subjects its products to extensive quality inspection and contract qualification procedures involving zyglo, chemical etching, ultrasonic, red dye, and electrical conductivity testing facilities.

INVESTMENT CASTINGS

         The Company's investment castings operations use modern, automated, high volume production equipment and both air-melt and vacuum-melt furnaces to produce a wide variety of complex investment castings. Castings are made of a range of metal alloys including aluminum, magnesium, steel, titanium and nickel-based superalloys.

         The Company's castings operations are conducted in facilities located in Connecticut, New Hampshire, Nevada and California. These plants house air and vacuum-melt furnaces, wax injection machines and investment dipping tanks. The Company's Groton, Connecticut facility was recently expanded to produce high quality titanium castings.

         Investment castings are produced in four major stages. First, aluminum molds, known as "tools," are fabricated in the shape of the component to the specifications of the customer. Tools are primarily purchased from outside die makers, although the Company maintains internal tool-making capabilities. Wax is injected into the mold from a heated reservoir to form a "pattern." In the second stage, the wax patterns are mechanically coated with a sand and silicate-bonded slurry. This forms a ceramic shell which is subsequently air-dried under controlled environmental conditions. The wax inside this shell is then melted and removed in a high temperature steam autoclave and the molten wax is recycled. In the third, or foundry stage, metal is melted in an electric furnace in either an air or vacuum environment and poured into the ceramic shell. After cooling, the ceramic shells are removed by vibration. The metal parts are then cleaned in a high temperature caustic bath, followed by water rinsing. In the fourth, or finishing stage, the castings are finished to remove excess metal. The final product then undergoes a lengthy series of inspections (radiography, fluorescent penetrant, magnetic particle and dimensional) to ensure quality and consistency.

    COMPOSITES

         The Company's composites operation, Scaled Composites, Inc., designs, fabricates and tests prototypes for aerospace, automotive and other customers. These customers include Lawrence Livermore Laboratories, Orbital Sciences Corp. and McDonnell Douglas. In November 1993, the Company sold substantially all of the net assets and business operations of its Wyman-Gordon Composites, Inc. operations. Accordingly, such operations are not included in the above discussion.

FACILITIES

         The following table sets forth certain information with respect to the Company's major facilities at December 31, 1993. The Company believes that its facilities are well-maintained, are suitable to support the Company's business and are adequate for the Company's present and anticipated needs. At December
31, 1993, the Company's forging, investment castings and composites facilities were operating at approximately 35%, 55% and 97% of their total productive capacity, respectively.

                                            APPROX.
                                            SQUARE                                          OWNED/
     LOCATION                               FOOTAGE          PRIMARY FUNCTION               LEASED
     --------                               -------          ----------------               ------
Grafton, Massachusetts                       85,420      Administrative Offices             Owned
Grafton, Massachusetts                      843,200      Forging                            Owned
Worcester, Massachusetts                     43,200      Currently idle                     Owned
Worcester, Massachusetts                    323,700      Forging                            Owned
Millbury, Massachusetts                     104,125      Research and                       Owned
                                                           Development,
                                                           Metals Production
Groton, Connecticut (2 plants)              162,550      Casting                            Owned
Franklin, New Hampshire                      43,200      Currently idle                     Owned
Tilton, New Hampshire                        94,000      Casting                            Owned
Carson City, Nevada                          46,000      Casting                            Owned
San Leandro, California                      45,000      Casting                            Owned
Mojave, California                           67,000      Composites                         Owned


RAW MATERIALS

         Raw materials used by the Company in its forgings and castings include alloys of titanium, nickel, steel, aluminum and other high-temperature alloys. The composites operation uses high strength fibers such as fiberglass or graphite, as well as materials such as foam and epoxy, to fabricate composite structures. The major portion of metal requirements for forged and cast products are purchased from major non-ferrous metal suppliers producing forging and casting quality material as needed to fill customer orders. The Company has two or more sources of supply for all significant raw materials. The Company satisfies some of its titanium requirements internally by producing titanium alloy from titanium scrap and "sponge." The Company's PAM unit will also produce high quality titanium and advanced nickel alloys.

         The titanium and nickel-based superalloys utilized by the Company have a high dollar value. Accordingly, the Company attempts to recover and recycle scrap materials such as machine turnings, forging flash, scrapped forgings, test pieces and casting sprues, risers and gates.

         In the event of customer cancellation, the Company may, under certain circumstances, obtain reimbursement from the customer if the material cannot be diverted to other uses. Costs of material already on hand, along with any conversion costs incurred, have generally been billed to the customer unless transferable to another order.

ENERGY USAGE

         The Company is a large consumer of energy. Energy is required primarily for heating materials to be forged and cast, melting of ingots, heat-treating materials after forging and casting, operating forging hammers, forging presses, melting furnaces, ring-rolls, die-sinking, mechanical manipulation and pollution control equipment and space heating. The Company uses natural gas, oil and electricity in varying amounts at its manufacturing facilities. In recent years, the Company's production facilities experienced no energy shortages which caused them to curtail their operations.

EMPLOYEES

         As of December 31, 1993, the Company had 1,853 employees of whom approximately 612 were executive, administrative, engineering, research, sales and clerical and 1,241 production and craft. Approximately 44% of the production and craft employees, consisting of employees in the forging business, are represented by a union. In April 1992, the Company entered into a new three year collective bargaining agreement with the forging operation's employees.

RESEARCH AND PATENTS

         The Company maintains a research and development center at Millbury, Massachusetts which is engaged in applied research and development work primarily relating to the Company's forging operations. The Company works closely with customers, universities and government technical agencies in developing advanced forging materials and processes. The Company's composites operation conducts research and development related to aerospace composite structures at the Mojave, California facility. The Company expended approximately $2.8 million on applied research and development work during 1993. Although the Company owns patents covering certain of its processes, the Company does not consider that these patents are of material importance to the Company's business as a whole. All of the Company's products are manufactured to customer specifications and, consequently, there are no proprietary products.

COMPETITION

         Most of the Company's production capabilities are possessed in varying degrees by other companies in the industry, including both domestic and foreign manufacturers. Competition is intense among the companies currently involved in the industry. Competitive advantages are afforded to those with high quality products, low cost manufacturing, excellent customer service and delivery and engineering and production expertise.

ENVIRONMENTAL REGULATIONS

         The Company is subject to extensive, stringent and changing federal, state and local environmental laws and regulations, including those regulating the use, handling, storage, discharge and disposal of hazardous substances and the remediation of alleged environmental contamination. Accordingly, the Company is involved from time to time in administrative and judicial inquiries and proceedings regarding environmental matters. Nevertheless, the Company believes that compliance with these laws and regulations will not have a material adverse effect on the Company's operations as a whole. The Company continues to design and implement a system of programs and facilities for the management of its raw materials, production processes and industrial waste to promote compliance with environmental requirements. In the fourth quarter of 1991, the Company recorded a pre-tax charge of $7.0 million with respect to environmental investigation and remediation costs at the Grafton facility and a pre-tax charge of $5.0 million against potential environmental remediation costs upon the eventual sale of the Worcester facility. Pursuant to an agreement entered into with the U.S. Air Force upon the acquisition of the Grafton facility from the federal government in 1982, the Company has agreed to make additional expenditures of approximately $10.1 million for environmental management and remediation projects at that site during the period 1992 through 1999, including $4.4 million for new waste water treatment facilities to be constructed during 1993 and 1994 in accordance with an administrative compliance order entered into with the United States Environmental Protection Agency (the "EPA"). The Company, together with numerous other parties, has also been alleged to be a potentially responsible party ("PRP") at the following four federal or state superfund sites: Operating Industries, Monterey Park, California; Cedartown Municipal Landfill, Cedartown, Georgia; PSC Resources, Palmer, Massachusetts; and the Gemme site, Leicester, Massachusetts. The Company believes that any liability it may incur with respect to these sites will not be material. In view of the relatively small number of PRP's identified at the Gemme site, the possibility exists that the Company could ultimately be liable for remediation costs in excess of its pro rata share of the wastes disposed of at that site. Preliminary engineering studies of the potential remediation costs associated with this site estimate that such costs could range from $0.5 million to $9.9 million depending on the levels of toxicity ultimately found and the method or methods of remediation selected.
No allocation of liability has yet been agreed upon by the PRPs.

         The Company's Grafton, Massachusetts plant location is one of 46 sites throughout the country included in the U.S. Nuclear Regulatory Commission's ("NRC") May 1992 Site Decommissioning Management Plan ("SDMP") for low-level radioactive waste. The SDMP identifies the Company's site as a "Priority C" (lowest priority) site. The NRC conducted a long-range dose assessment in 1992 to determine what action, if any, it would order with respect to the site; its draft report states that the site should be remediated. However, the Company believes that the NRC's draft assessment was flawed and has retained an environmental engineering firm to challenge that draft assessment. The Company has submitted the environmental engineering firm's Dose Assessment Review to the NRC for consideration but has had no response from the NRC to date. The Company has provided $1.5 million for the estimated cost of the remediation. The Company believes that it may have meritorious claims for reimbursement from the U.S. Air Force in respect of any liabilities it may have for such remediation.


PRODUCT LIABILITY EXPOSURE

         The Company produces many critical engine and structural parts for commercial and military aircraft. As a result, the Company faces an inherent business risk of exposure to product liability claims. The Company maintains insurance against product liability claims, but there can be no assurance that such coverage will continue to be available on terms acceptable to the Company or that such coverage will be adequate for liabilities actually incurred. The Company has not experienced any material loss from product liability claims and believes that its insurance coverage is adequate to protect it against any claims to which it may be subject.


LEGAL PROCEEDINGS

         At December 31, 1993, the Company was involved in certain legal proceedings arising in the normal course of its business. The Company believes the outcome of these matters will not have a material adverse effect on the Company.

         In December 1992, the Company made a number of modifications to the Company's retiree health plans to limit the Company's obligations thereunder. In 1993, two separate class action suits were filed by certain retirees from the Company's Massachusetts and Michigan facilities contesting the Company's actions. The Company believes that it has meritorious defenses to these lawsuits and intends to defend its actions vigorously. The Company further believes that the outcome of this litigation will not have a material adverse effect on the Company.

EXECUTIVE OFFICERS OF THE REGISTRANT

         The following table set forth certain biographical information with respect to executive officers of the Company.

         NAME                                        POSITION                                       AGE
         ----                                        --------                                       ---
John M. Nelson...........             Chairman of the Board of Directors and                         62
                                        Chief Executive Officer

David P. Gruber..........             President, Chief Operating Officer and                         52
                                        Director

Luis E. Leon.............             Vice President - Finance and Treasurer                         41

Sanjay N. Shah...........             Vice President and Assistant General                           43
                                        Manager, Aerospace Forgings Division

Wallace F. Whitney, Jr. .             Vice President, General Counsel and Clerk                      51

Frank J. Zugel...........             Vice President, Investment Castings                            49


         John M. Nelson was elected Chairman and Chief Executive Officer of the Company in May 1991. On the date of the Special Meeting to be held in lieu of the 1993 Annual Meeting of Shareholders of the Company, Mr. Nelson will turnover his duties as Chief Executive Officer to David P. Gruber, currently the President and Chief Operations Officer, but will continue as Chairman of the Board of Directors. Prior to election to his present position, he served for many years in a series of executive positions with Norton Company, a manufacturer of abrasives and ceramics based in Worcester, Massachusetts, and was Norton's Chairman and Chief Executive Officer from 1988 to 1990 and its President and Chief Operating Officer from 1986 to 1988. Mr. Nelson is also a Director of Brown & Sharpe Manufacturing Company, Cambridge Biotechnology, Inc., TSI Corporation, Commerce Holdings, Inc. and the TJX Companies, Inc., Vice President of the Worcester Art Museum and Chairman of the Worcester Area Chamber of Commerce.

         David P. Gruber was elected President and Chief Operating Officer of the Company in October 1991 and was elected a Director of the Company in August 1992. Mr. Gruber will become President and Chief Executive Officer of the Company on the date of the Special Meeting to be held in lieu of the 1993 Annual Meeting of Shareholders of the Company. Prior to joining the Company, Mr. Gruber served as Vice President, Advanced Ceramics, of Compagnie de Saint Gobain (which acquired Norton Company in 1990), a position he held with Norton Company since 1987. Mr. Gruber previously held various executive and technical positions with Norton Company since 1978.

         Luis E. Leon joined the Company as Vice President-Treasurer in May 1991. In May 1993, he was elected Vice President - Finance and Treasurer. Prior to joining the Company, he had served since 1986 as Treasurer of Milton Roy Company, a manufacturer of fluid control products. From 1983 to 1986 he served as Manager of Treasury Operations of Kerr-McGee Corporation, a diversified energy company.

         Sanjay N. Shah serves as Vice President and Assistant General Manager of the Company's Aerospace Forgings Division. Previously he had served as Vice President - Operations since 1990. He has held a number of research, engineering and manufacturing positions at the Company since joining the Company in 1975.

         Wallace F. Whitney, Jr. joined the Company in 1991. Prior to that time, he had been Vice President, General Counsel and Secretary of Norton Company since 1988, where he had been employed in various legal capacities since 1973.

         Frank J. Zugel joined the Company in June 1993 when he was elected Vice President - General Manager, Investment Castings. Prior to that time he had served as President of Stainless Steel Products, Inc., a metal fabricator for aerospace applications, since 1992 and before then as Vice President of Pacific Scientific Company, a supplier of components to the aerospace industry, since 1988.

         None of the executive officers has any family relationship with any other executive officer. All officers are elected annually.


ITEM 2.  PROPERTIES

         The response to Item 2. - Properties incorporates by reference the paragraphs captioned "Facilities" included in Item 1. - Business.


ITEM 3.  LEGAL PROCEEDINGS

         The response to Item 3. - Legal Proceedings incorporates by reference the paragraphs captioned "Environmental Regulations" and "Legal Proceedings" included in Item 1. - Business.


ITEM 4.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

         There were no matters submitted to a vote of security holders during the fourth quarter of 1993.

                                    PART II



ITEM 5.  MARKET FOR THE REGISTRANT'S COMMON EQUITY AND RELATED STOCKHOLDER
         MATTERS

         The response to Item 5. - Market for the Registrant's Common Equity and Related Stockholder Matters incorporates by reference the "Market and Dividend Information" section of the Company's 1993 Annual Report to Stockholders.


ITEM 6.  SELECTED FINANCIAL DATA

         The response to Item 6. - Selected Financial Data incorporates by reference the 1989 through 1993 columns of the following lines which are included in the "Consolidated Ten-Year Financial Review" section of the Company's 1993 Annual Report: revenue, total assets, long-term debt, income
(loss) from continuing operations, net income (loss) per share - continuing operations and dividends paid (per share). Also incorporated by reference is the "Accounting and Tax Matters" section of the Company's 1993 Annual Report.


ITEM 7. MANAGEMENT'S DISCUSSION AND ANALYSIS OF FINANCIAL CONDITION AND RESULTS OF OPERATIONS

         The response to Item 7. - Management's Discussion and Analysis of Financial Condition and Results of Operations incorporates by reference the "Management's Discussion" section of the Company's 1993 Annual Report.


ITEM 8.  FINANCIAL STATEMENTS AND SUPPLEMENTARY DATA

         The response to Item 8. - Financial Statements and Supplementary Data incorporates by reference the following sections of the Company's 1993 Annual
Report:

         Consolidated Statements of Operations and Retained Earnings

         Consolidated Balance Sheets

         Consolidated Statements of Cash Flows

         Notes to Consolidated Financial Statements

         Report of Independent Auditors


ITEM 9. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS ON ACCOUNTING AND FINANCIAL DISCLOSURE

         On June 17, 1992, the Company changed its independent accountants from Coopers & Lybrand to Ernst & Young. Cooper & Lybrand's report for the year ended December 31, 1991 contained no adverse opinion, disclaimer or qualification as to uncertainty, audit scope or accounting principles. Through the date of dismissal, there were no disagreements between the Company and Coopers & Lybrand on any matter of accounting principles or practices, financial statement disclosures, or auditing scope or procedures that if not resolved to the satisfaction of Coopers & Lybrand would have caused such firm to make reference thereto in connection with its reports on the financial statements of the Company. The Company's decision to change its independent accountants was approved by the Audit Committee of the Company's Board of Directors and by the full Board.

                                    PART III




ITEM 10.     DIRECTORS AND EXECUTIVE OFFICERS OF THE REGISTRANT

         The information regarding executive officers is incorporated by reference to PART I, Item 1. BUSINESS, under the caption "Executive Officers of the Registrant."

ELECTION OF DIRECTORS

         Four directors will be elected at the Special Meeting in lieu of the Annual Meeting of Shareholders (the "Meeting") each to hold office until the 1997 annual meeting of shareholders and until his or her successor is elected and qualified. All of the nominees are currently directors of the Company. Unless authority to do so has been withheld or limited in the proxy, it is the intention of the persons named as proxies to vote the Shares to which the proxy relates for the election to the Board of Directors the four nominees listed below. The affirmative vote of a majority of the Shares of common stock, par value $1.00 per share, of the Company ("Shares") voting at the Meeting is required for election.

         Edouard C. Thys, a director since 1988, retired from the Company in October 1993 and, in accordance with Company policy regarding employee directors, no longer serves as a member of the Board of Directors.

NOMINEES FOR THREE-YEAR TERM

         The following is certain information about the directors of the Company who are standing for reelection at the Meeting.

         Robert G. Foster, age 55, President and Director of Commonwealth BioVentures, Inc., Worcester, Massachusetts (a venture capital company engaged in biotechnology). Director of the Company since 1989. Member of the Management Resources and Compensation Committee. Term expires in 1994. Mr. Foster was President and Chairman of Ventrex Laboratories, Inc. from 1976 to 1987, when he assumed his present position. He is also a Director of United Timber Corp.

         Judith S. King, age 59, Community Volunteer, Personal Investments. Director of the Company since 1990. Member of the Audit, Directors and Management Resources and Compensation Committees. Term expires in 1994. Mrs. King is also a Trustee and Treasurer of the Stoddard Charitable Trust.

         Jon C. Strauss, age 54, President of Worcester Polytechnic Institute, Worcester, Massachusetts. Director of the Company since 1989. Member of the Audit and Finance Committees. Term expires in 1994. Prior to assuming his current position in 1985, Dr. Strauss was Chief Administrative Officer at the University of Southern California and, before that, Chief Financial Officer at the University of Pennsylvania. He is a Director of Computervision Corporation, a Regional Director of Shawmut Bank, a Trustee of the Massachusetts Biotechnology Research Institute and a Trustee of The Medical Center of Central Massachusetts.

         Charles A. Zraket, age 70, Adjunct Research Scholar, Kennedy School of Government, Harvard University. Trustee and Former President and Chief Executive Officer of the MITRE Corporation, Bedford, Massachusetts (a not-for-profit corporation engaged in systems engineering and research primarily for United States government departments and agencies). Director of the Company since 1990. Chairman of the Management Resources and Compensation Committee and member of the Directors Committee. Term expires in 1994. Mr. Zraket was President and Chief Executive Officer of the MITRE Corporation from 1986 to 1990 after having served as Executive Vice President and Chief Operating Officer. He is a Director of Bank of Boston, Boston Edison Company, Advanced Photovoltaics Systems, Inc. and Aspect Medical Systems. Mr. Zraket also serves as a Trustee of Northeastern University, Beth Israel Hospital and the Hudson Institute.

CONTINUING DIRECTORS

         The following is certain information about the directors of the Company who are continuing in office.

         E. Paul Casey, age 64, Chairman and General Partner, Metapoint Partners, Peabody, Massachusetts (an investment partnership). Director of the Company since 1993. Member of the Audit and Management Resources and Compensation Committees. Term expires in 1996. Mr. Casey established Metapoint Partners in 1988. He served as Vice Chairman of Textron, Inc. from 1986 to 1987 and as Chief Executive Officer and President of Ex-Cell-O Corporation during 1978 to 1986. Mr. Casey is a Director of Comerica, Inc. and Hood Enterprises, Inc. and is a Trustee of the Henry Ford Health Care System.

         Warner S. Fletcher, age 49, Attorney and Director of the law firm of Fletcher, Tilton & Whipple, P.C., Worcester, Massachusetts. Director of the Company since 1987. Chairman of the Finance Committee and member of the Audit Committee. Term expires in 1996. Mr. Fletcher is a Director of Mechanics Bank. He is also Chairman of The Stoddard Charitable Trust and a Trustee of the Fletcher Foundation, the Worcester Foundation for Experimental Biology, the Bancroft School and the Worcester Art Museum.

         M Howard Jacobson, age 60, Senior Advisor, Bankers Trust, New York. Director of the Company since 1993. Member of the Finance and Directors Committees. Term expires in 1996. Mr. Jacobson was for many years Chief Executive Officer, President, Treasurer and a Director of Idle Wild Foods, Inc. until that company was sold in 1986. From 1989 to 1991 he was a Senior Advisor to Prudential Bache Capital Funding. Mr. Jacobson is a Director of Allmerica Property & Casualty Cos. Inc., Immulogic Pharmaceutical Corporation, Stoneyfield Farm, Inc., Cyplex, and Boston Chicken, Inc. He is Chairman of the Board of Trustees of Worcester Polytechnic Institute, Chairman of the Board of Directors of the Foundation of The Medical Center of Central Massachusetts, an Overseer of WGBH/National Public Broadcasting and a Trustee of the Worcester Foundation for Experimental Biology.

         George S. Mumford, Jr., age 65, Professor, Department of Physics and Astronomy, Tufts University. Director of the Company since 1968. Chairman of the Audit Committee and member of the Finance Committee. Term expires in 1996. Mr. Mumford formerly served as Dean of the Graduate School of Arts and Sciences at Tufts University. He was President and a Director of The Manufacturers Company until 1986, and he is a former member of the Board of Directors of the Council of Graduate Schools in the United States and Past President of the Northeast Association of Graduate Schools.

         Russell E. Fuller, age 67, Chairman of REFCO, INC., Boylston, Massachusetts (a supplier of specialty industrial products). Director of the Company since 1988. Chairman of the Directors Committee and member of the Finance Committee. Term expires in 1995. Mr. Fuller is Chairman and Treasurer of The George F. and Sybil H. Fuller Foundation and a Trustee of The Medical Center of Central Massachusetts. He is also a Trustee of the Massachusetts Biotechnology Research Institute and the Worcester County Horticultural Society.

         John M. Nelson, age 62, Chairman and Chief Executive Officer of the Company. Director of the Company since 1991. Member (ex officio) of the Audit, Finance and Directors Committees. Term expires in 1995. Mr. Nelson will become Chairman of the Board of Directors of the Company on the date of the Meeting. He was elected to his present position in May 1991. Prior to that time, he served for many years in a series of executive positions with Norton Company (a manufacturer of abrasives and ceramics) and was that company's Chairman and Chief Executive Officer from 1988 to 1990 and its President and Chief Operating Officer from 1986 to 1988. Mr. Nelson is also a Director of Brown & Sharpe Manufacturing Company, Cambridge Biotechnology, Inc., TSI Corporation, Commerce Holdings, Inc. and the TJX Companies, Inc. He is also President of the Greater Worcester Community Foundation, Vice President of the Worcester Art Museum and Chairman of the Worcester Area Chamber of Commerce. At the time of his election to his present position, Mr. Nelson and the Company entered into an agreement that provides for a five-year term of employment, defined pension benefits upon completion of such term and certain other employee benefits. The agreement also provides for accelerated vesting of stock options and pension benefits and continuation of employee benefits in the event of termination of his employment under specified conditions.

         David P. Gruber, age 52, President and Chief Operating Officer of the Company. Director of the Company since 1992. Term expires in 1995. In addition to retaining his present office as President of the Company, Mr. Gruber will become Chief Executive Officer of the Company on the date of the Meeting. He was elected to his current position in October 1991. He was previously employed by Norton Company since 1978 and served as its Vice President, Advanced Ceramics from 1987 to 1991 and Vice President- Coated Abrasives from 1986 to 1987.

         Mr. Fletcher and Mrs. King are cousins. None of the other Directors has any family relationships.


ITEM 11.     EXECUTIVE COMPENSATION

MEETINGS OF THE BOARD

         The Board of Directors held nine meetings during 1993. Non-employee directors of the Company received annual remuneration of $10,000 for their services plus a fee of $600 for each Board meeting attended. Those non-employee directors who are also members of the Audit, Finance, Management Resources and Compensation or Directors Committees of the Board receive additional compensation of $600 for each Committee meeting attended. Each director attended at least seventy-five percent of the total number of Board and Committee meetings held while he or she served as a director or member of a Committee.

COMPENSATION COMMITTEE REPORT

    OVERALL POLICY

         The Management Resources and Compensation Committee (the "Committee") of the Board of Directors is composed entirely of independent outside directors. The Committee is responsible for setting and administering the policies which govern the Company's executive compensation and stock ownership programs.

         The Company's executive compensation program is designed to be closely linked to corporate performance and return to stockholders. To this end, the Company maintains an overall compensation policy and specific compensation plans that tie a significant portion of executive compensation to the Company's success in meeting specified annual performance goals and to appreciation in the price of Shares. To overall objectives of this strategy are to attract and retain talented executives, to motivate those executives to achieve the goals inherent in the Company's business strategy, to link executive and stockholder interests through equity based incentive plans and, finally, to provide a compensation package that recognizes individual contributions as well as overall business results.

         The Committee approves the compensation of John M. Nelson, the Company's Chief Executive Officer, and Messrs. Gruber, Leon and Whitney, the three corporate executives who report directly to Mr. Nelson. Each of these officers' compensation is detailed below. The Committee also sets policies in order to ensure consistency throughout the executive compensation program. In reviewing the individual performance of the executives whose compensation is determined by the Committee (other than Mr. Nelson), the Committee takes into account Mr. Nelson's evaluation of their performance.

         There are three principal elements of the Company's executive compensation program: base salary, annual bonus and stock options. The Committee's policies with respect to each of these elements, including the bases for the compensation awarded to Mr. Nelson, are discussed below. In addition, while the elements of compensation described below are considered separately, the Committee takes into account the full compensation package provided by the Company to the individual, including pension benefits, supplemental retirement benefits, savings plans, severance plans, insurance and other benefits, as well as the programs described below. The Committee did not rely on compensation surveys or the services of consultants in making its determinations regarding compensation amounts or the relative proportions of fixed and variable compensation; rather its decision was based on its own judgment as to the most efficient manner of achieving the Company's compensation objective specified above.

    BASE SALARIES

         Base salaries for new executive officers are initially determined by evaluating the responsibilities of the position held and the experience of the individual, taking into account the competitive marketplace.

         Annual salary adjustments are determined by evaluating the performance of the Company and of each executive officer, and also take into account changed responsibilities. The Committee, where appropriate, also considers non-financial performance measures such as increase in market share, manufacturing efficiency gains, improvements in product quality and improvements in relations with customers, suppliers and employees.

         Mr. Nelson serves as Chief Executive Officer of the Company pursuant to a May 21, 1991 employment agreement. Mr. Nelson's employment agreement calls for the payment of an annual base salary of $300,000 during his service as the Company's Chief Executive Officer. In determining Mr. Nelson's base salary, the Committee took into account a comparison of base salaries of chief executive officers of other companies, the Company's financial situation and Mr. Nelson's experience as chief executive officer of a Fortune 500 company. Mr. Nelson's base salary is approximately 35% lower than that of his predecessor. Pursuant to his employment agreement, the Committee granted Mr. Nelson an option in 1991 to purchase 300,000 Shares at a price of $6.625 per Share. This mix of compensation was determined by the Committee based on its philosophy that executive compensation should be variable as much as possible.

    ANNUAL BONUS

         The Company maintains a Management Incentive Plan ("MIP") under which executive officers (as well as other key employees) are eligible for an annual cash bonus. The Committee establishes individual and corporate performance objectives at the beginning of each year. Eligible executives are assigned threshold, target and maximum bonus levels. The Committee determines the corporate performance targets for bonus payments based on the corporate financial plan for the ensuing year and may use such measures as operating income and cash generation. If minimum objectives are not met, no bonuses are paid. As in the case of base salary, the Committee may consider individual non-financial performance measures and, where appropriate, unit performance measures, in determining bonus amounts. The Committee has final authority in interpreting the MIP and discretion in making any awards under the MIP.

         In 1993, as in 1992, the Committee determined that in view of the Company's financial condition, it would be inappropriate to adopt a bonus plan under the MIP and thus no bonuses have been or will be paid under the MIP for 1993 performance.

    At the recommendation of Mr. Nelson, the Committee authorized the grant of special bonuses in 1993 to Messrs. Gruber, Leon and Whitney to recognize their efforts in successfully refinancing the Company's debt in adverse circumstances during the year. Such bonuses were granted apart from the operation of the MIP and are reported in the Summary Compensation Table following this report.

    STOCK OPTIONS

         Under the Company's Long-Term Incentive Plan, options with respect to Shares may be granted to the Company's key employees, including executive officers. The Committee sets guidelines for the size of stock option awards based on factors similar to those used to determine base salaries and annual bonus.

         Stock options are designed to align the interests of executives with those of the shareholders. Stock options may be exercised over a ten-year period at an exercise price equal to the market price of the Shares on the date of grant and vest over three years. This approach is designed to provide an incentive for the creation of shareholder value over the long-term since the full benefit of the compensation package cannot be realized unless appreciation of the price of Shares occurs over a number of years. In 1993 the Committee granted options to a total of 48 key employees; the Committee believes that broad dissemination of options within the Company enhances the benefits to the Company of stock-based incentives.

         In 1993, Mr. Nelson was granted options to purchase 25,000 Shares with an exercise price of $5.125 per Share and now has options to purchase a total of 375,000 Shares. The 1993 grant was made to further the Committee's view that executive compensation ought to be dependent in large measure on the performance of the Company and the Shares. Mr. Nelson now beneficially owns 52,000 Shares that he purchased on the open market since he became Chief Executive Officer. The Committee believes that significant equity interests in the Company held by the Company's management better align the interests of shareholders and management.

    CONCLUSION

         Through the incentive and stock option programs described above, a significant portion of the Company's executive compensation is linked directly to individual and corporate performances and stock price appreciation. The Committee intends to continue the policy of linking executive compensation to corporate performance and returns to stockholders, recognizing that the ups and downs of the business cycle from time to time may result in an imbalance for a particular period.

                                               Charles A. Zraket, Chairman
                                               E. Paul Casey
                                               Robert G. Foster
                                               Judith S. King


EXECUTIVE COMPENSATION

    The remuneration of the Company's Chief Executive Officer and each of the four most highly compensated executive officers at December 31, 1993 for services rendered to the Company during 1993, 1992 and 1991 is reported in the table set forth below. The remuneration of Edouard C. Thys, who retired from the Company in October 1993, is also reported.

                                              SUMMARY COMPENSATION TABLE

                                                                                    LONG-TERM
                                           ANNUAL COMPENSATION                     COMPENSATION
                                           -------------------                ---------------------
                                                                              NUMBER      ALL OTHER
    NAME AND                                                                    OF        COMPENSA-
PRINCIPAL POSITION                  YEAR      SALARY           BONUS          OPTIONS      TION(1)
- - ------------------                  ----      ------           -----          -------     ----------
John M. Nelson                      1993     $300,000                           25,000     $ 4,440
Chairman and Chief                  1992      300,000                           50,000      11,934
  Executive Officer                 1991      163,731(2)                       300,000       6,224

David P. Gruber                     1993      200,000         $50,000           50,000       9,124
President and Chief                 1992      200,000                           45,000       3,168
  Operating Officer                 1991       50,000(2)                       100,000         793

                                                                                   LONG-TERM
                                           ANNUAL COMPENSATION                    COMPENSATION
                                           -------------------                 ---------------------
                                                                               NUMBER      ALL OTHER
    NAME AND                                                                     OF        COMPENSA-
PRINCIPAL POSITION                  YEAR     SALARY           BONUS            OPTIONS      TION(1)
- - ------------------                  ----     ------           -----            -------     ---------
Luis E. Leon                        1993     $150,000         $40,000            6,000     $ 7,143
Vice President,                     1992      150,000                           31,000       5,068
  Finance and Treasurer             1991       96,154(2)       45,000(3)        50,000      30,949

Wallace F.  Whitney, Jr.            1993      144,000          30,000            6,000       6,494
Vice President, General             1992      144,000                           31,000       1,329
  Counsel and Clerk                 1991       79,749(2)                        50,000         711

Sanjay N. Shah                      1993      135,204                            6,000       5,522
Vice President,                     1992      116,434                           21,000         611
  Assistant General                 1991      107,195                           50,000       1,244
  Manager, Forgings
  Division

Edouard C. Thys                     1993      127,379          17,178(4)                     4,936
Group Vice President,               1992      158,949          17,441(4)         2,818       4,532
  Wyman-Gordon                      1991      160,492          22,832(4)         4,090       4,532
  Investment Castings,
  Inc.

(1) Consists of Company contributions to the Savings/Investment Plan described elsewhere in this report, group term life insurance premiums and, in the case of Mr. Leon in 1991, moving expense reimbursement and related income tax gross-up.
(2) Salary stated represents payment for remainder of the year after becoming employed by the Company.
(3) Mr. Leon's 1991 bonus was paid pursuant to contractual arrangements entered into at the time of his employment.
(4) Mr. Thys' bonuses were paid pursuant to a profit-sharing plan covering all employees of Wyman-Gordon Investment Castings, Inc.

         The table below presents information with respect to stock options
("Options") granted during 1993 to the Chief Executive Officer and those executive officers named in the Summary Compensation Table who received Options pursuant to the terms of the 1991 Long-Term Incentive Plan (the "Option Plan").
No options were granted to Mr. Thys in 1993.  No stock appreciation rights
("SARs") are attached to the Options granted in 1993.

                             OPTION GRANTS IN 1993

                                         %
                                      OF TOTAL                                  POTENTIAL REALIZABLE
                                       OPTIONS                                       VALUE AT
                                      GRANTED TO                                   ASSUMED ANNUAL
                          NUMBER      EMPLOYEES                                    RATE OF STOCK
                            OF           IN          EXERCISE       EXPIRA-      PRICE APPRECIATION
                          OPTIONS      FISCAL        PRICE(PER       TION         FOR OPTION TERM
    NAME                  GRANTED       YEAR         SHARE)(1)       DATE         5%           10%
    ----                  -------     ----------     ---------      -------    --------      --------
J.M. Nelson               25,000         8.8          $5.125      10/19/03     $ 80,577      $204,198
D.P. Gruber               50,000        17.5           5.125      10/19/03      161,154       408,397
L.E. Leon                  6,000         2.1           5.125      10/19/03       19,339        49,008
W.F. Whitney, Jr.          6,000         2.1           5.125      10/19/03       19,339        49,008
S.N. Shah                  6,000         2.1           5.125      10/19/03       19,339        49,008

(1) Exercise price of each option grant was equal to the market price of the Shares on the date of grant.

         The following table relates to aggregate grants of Options and SARs under the Option Plan and the 1975 Executive Long-Term Incentive Program, which expired on December 31, 1992 and under which no additional grants may be made.

                    AGGREGATED OPTION/SAR EXERCISES IN 1993
                         AND 12/31/93 OPTION/SAR VALUES


                                                                                       VALUE OF
                                                              NUMBER OF               UNEXERCISED
                                                             UNEXERCISED              IN-THE-MONEY
                            NUMBER                           OPTIONS/SARS             OPTIONS/SARS
                           OF SHARES                         AT 12/31/93             AT 12/31/93(1)
                           ACQUIRED            VALUE         (EXERCISABLE/            (EXERCISABLE/
   NAME                   ON EXERCISE         REALIZED      UNEXERCISABLE)           UNEXERCISABLE)
   ----                   -----------         --------      --------------           --------------
J.M. Nelson                    -                 -          216,667/158,333          $     -/-
D.P. Gruber                    -                 -           81,667/113,333           58,334/29,333
L.E. Leon                      -                 -            43,666/43,334           23,333/11,734
W.F. Whitney, Jr.              -                 -            43,666/43,334           29,333/14,667
S.N. Shah                      -                 -            49,798/36,667           29,333/14,667
E.C. Thys                      -                 -              6,994/7,418             2,340/1,199

(1) The value of an SAR attached to an Option granted prior to 1992 is equal to 80% of the excess of the fair market value of a Share on the date of exercise over the exercise price of such Option.

PENSION BENEFITS

         All salaried employees and executive officers of the Company participate in a defined benefit pension plan (the "Pension Plan"). Under the terms of the Pension Plan each eligible employee receives a retirement benefit based on the number of years of his or her credited service (to a maximum 35 years) and average annual total earnings (salary plus incentive bonus only) for the five consecutive most highly paid years during the ten years preceding retirement. In addition, with the exception of Messrs. Nelson and Thys, the executive officers covered by the Summary Compensation Table and certain other key executives designated by the Committee are eligible to receive benefits under the Supplemental Retirement Plan for Senior Executives (the "Supplemental Pension Plan"). Under the Supplemental Pension Plan, participants who have been employed by the Company for at least 15 years and who retire on or after their 62nd birthday receive an annual pension which, when added to other retirement benefits received from the Company, totals 50% of their highest average annual earnings during any preceding 60-consecutive-month period. This supplemental benefit is reduced if the participant has been employed for less than 15 years or retires prior to age 62 and may be further reduced by certain other income benefits payable to participants. Benefits under the Pension Plan are not offset for Social Security payments but Supplemental Pension Plan benefits are offset for such payments. If the Committee so determines, payments under the Supplemental Pension Plan may be terminated if a retired participant becomes "substantively employed," as defined in the Supplemental Pension Plan, by another employer before age 65. The following table indicates the aggregate estimated annual benefits payable, as single life annuity amounts, under both the Pension Plan and the Supplemental Pension Plan to participants retiring in various categories of earnings and years of service. To the extent that an annual retirement benefit exceeds the limit imposed by the Code, the difference will be paid from the general operating funds of the Company.

         As of December 31, 1993, the individuals named in the Summary Compensation Table had full credited years of service with the Company as follows: Mr. Nelson, 2; Mr. Gruber, 2; Mr. Leon, 2; Mr. Whitney, 2; Mr. Shah, 18; and Mr. Thys, 35.

                                      PENSION BENEFITS

                                                    YEARS OF SERVICE
                               --------------------------------------------------------------
REMUNERATION                      10                16                 25               38
- - ------------                   --------          --------           --------         --------
  $125,000                     $ 50,000          $ 62,500           $ 62,500         $ 62,500
   150,000                       60,000            75,000             75,000           75,000
   175,000                       70,000            87,500             87,500           87,500
   200,000                       80,000           100,000            100,000          100,118
   225,000                       90,000           112,500            112,500          113,243
   250,000                      100,000           125,000            125,000          126,368
   300,000                      120,000           150,000            150,000          152,618
   400,000                      160,000           200,000            200,000          205,118


SAVINGS/INVESTMENT PLAN

           All full-time salaried employees with at least one year's service with the Company may participate in the Savings/Investment Plan (the "S/I Plan"). Participating employees may through payroll deductions make a basic contribution of up to five percent of their covered compensation and a supplemental contribution of up to an additional ten percent of their covered compensation. The Company currently contributes an amount equal to 50% of participant's basic contribution. The Company's contributions are made in the form of Shares. The right of a participant with less than five years of Company service to such Company contributions vests at the rate of 20% per year. Supplemental employee contributions beyond the five percent limit, when made, receive no matching Company contributions.

           The S/I Plan allows participants to take advantage of Section 401(k) of the Internal Revenue Code by realizing a federal income tax deferral through a voluntary salary reduction and equivalent contribution by the Company to the participant's special S/I Plan account for that purpose. Such tax-deferred savings are not available for withdrawal by an employee before age 59 1/2 except in circumstances of financial hardship. A participant may elect deductions for regular savings and tax-deferred savings in any combination not exceeding fifteen percent of the participant's covered compensation, provided, however, that tax-deferred savings may not exceed $9,240 in 1994.

           Participants currently have a choice of six investment funds and may allocate both their personal and Company contributions and earnings as they wish among them. They include Income Accumulation, Growth Stock, S&P 500 Stock, U.S. Treasury and Asset Allocation Funds and a Wyman-Gordon Stock Fund that invests primarily in Shares. A participant retiring under a Company retirement income plan may elect among several methods of distribution of his S/I Plan account.

           The S/I Plan is administered by the Savings/Investment Plan Committee, whose members are appointed by the Chief Executive Officer.

AGREEMENTS WITH MANAGEMENT

           In addition to the employment agreement with John M. Nelson described in "- Compensation Committee Report - Base Salaries," the Company has entered into agreements with each of its executive officers, other than Messrs. Nelson and Thys, that would provide such officers with specified benefits in the event of termination of employment within three years following a change of control of the Company when both employment termination and such change in control occur under conditions defined in the agreements. Such benefits include a payment equal to a maximum of 250% of the executive officer's annual compensation, continuation of insurance coverages for up to twenty-four months following termination and accelerated vesting of existing options and stock appreciation rights. No benefits are payable under the agreements in the event of an executive officer's termination for cause, in the event of retirement, disability or death or in cases of voluntary termination in circumstances other than those specified in the agreements that would entitle an executive officer to benefits.

ITEM 12.   SECURITY OWNERSHIP OF CERTAIN BENEFICIAL OWNERS AND MANAGEMENT

           The response to Item 12. - Security Ownership of Certain Beneficial Owners and Management incorporates by reference the information under the caption "Executive Compensation" included in the Company's response to Item 11 above.


BENEFICIAL OWNERSHIP OF SHARES

           The following table shows as of March 28, 1994 information with respect to holdings of Shares by shareholders beneficially owning 5% or more of all outstanding Shares and the Company's directors and executive officers. As of March 28, 1994, there were 18,025,718 Shares outstanding. The Shares are the only class of the Company's stock outstanding.


                                                  SHARES
NAME AND ADDRESS OF                            BENEFICIALLY         EXERCISABLE          PERCENT
BENEFICIAL OWNERS(1)                              OWNED               OPTIONS           OF CLASS(2)
- - --------------------                           ------------         -----------         -----------
The Stoddard Charitable Trust(3)                  1,665,080                                 9.2%
340 Main Street
Worcester, MA  01608

George F. & Sybil H. Fuller                       3,369,344                                18.7%
  Foundation(5)
730 Main Street
P.O. Box 252
Boylston, MA  01505

Directors & Officers:
  E. Paul Casey                                       5,000
  Warner S. Fletcher(3)(4)                        2,736,524                                15.2%
  Robert G. Foster                                      200
  Russell E. Fuller(5)                            3,374,344                                18.7%
  David P. Gruber                                       984              81,667
  M Howard Jacobson                                   1,000
  Judith S. King(3)                               2,139,629                                11.9%
  Luis E. Leon                                        2,801              43,666
  George S. Mumford, Jr.                             88,904
  John M. Nelson                                     52,000             216,667
  Sanjay N. Shah                                      1,708              49,798
  Jon C. Strauss                                      1,200
  Edouard C. Thys(6)                                 34,582               6,994
  Wallace F. Whitney, Jr.                             1,549              43,666
  Charles A. Zraket                                   6,000
  All directors and executive
    officers as a group                           6,603,161             445,140            39.2%
_____________

(1) The address of all directors and executive officers is Wyman-Gordon Company, 244 Worcester Street, North Grafton, MA 01536.

(2) Unless otherwise indicated, less than one percent; includes exercisable options.

(3) Warner S. Fletcher and Judith S. King are two of the five trustees of The Stoddard Charitable Trust (the "Stoddard Trust") and the Shares beneficially owned by the Stoddard Trust are therefore reported in the above table. Mr. Fletcher and Mrs. King disclaim any beneficial interest in the Shares beneficially owned by the Stoddard Trust.

(4) Mr. Fletcher is a trustee of the Fletcher Foundation, which holds 378,350 Shares and of other trusts that hold 179,880 Shares for the benefit of Judith S. King and her sister, who are his cousins, and the Shares beneficially owned by the Fletcher Foundation and by such trusts are therefore reported in the above table. Mr. Fletcher disclaims beneficial ownership of such Shares.

[FN]
(5) Russell E. Fuller is one of seven trustees of the George F. and Sybil H. Fuller Foundation (the "Fuller Foundation") and the Shares beneficially owned by the Fuller Foundation are therefore reported in the above table. Mr. Fuller disclaims any beneficial ownership in the Shares beneficially owned by the Foundation.

(6)   Mr. Thys has retired from the Company and is no longer a director.



ITEM 13.       CERTAIN RELATIONSHIPS AND RELATED TRANSACTIONS

      The response to Item 13. - Certain Relationships and Related Transactions incorporates by reference the information under the captions "Nominees for Three-Year Term" and "Continuing Directors" included in the Company's response to Item 10 above and the information under the captions "Compensation Committee Report" and "Agreements with Management" included in the Company's response to Item 11 above.

                                    PART IV




ITEM 14.       EXHIBITS, FINANCIAL STATEMENT SCHEDULES AND REPORTS ON FORM 8-K

EXHIBITS

      The exhibit listing required by Item 601 of Regulation S-K is included on page E-1.


FINANCIAL STATEMENTS

      The following financial statements, together with the report thereon of Ernst & Young dated February 11, 1994 appearing in the 1993 Annual Report are incorporated by reference in this Form 10-K:

      Consolidated Statements of Operations and Retained Earnings

      Consolidated Balance Sheets

      Consolidated Statements of Cash Flows

      Notes to Consolidated Financial Statements


SCHEDULES

      The following additional financial data should be read in conjunction with the consolidated financial statements in the 1993 Annual Report.
Schedules other than those listed below have been omitted because they are inapplicable or are not required.

                                                                                        PAGE
                                                                                        ----
        V  -    Property, Plant and Equipment                                            S-1

       VI  -    Accumulated Depreciation, Depletion and
                Amortization of Property, Plant and Equipment                            S-2

     VIII  -    Valuation and Qualifying Accounts                                        S-3

       IX  -    Short-term Borrowings                                                    S-4

        X  -    Supplementary Income Statement Information                               S-4


REPORTS ON FORM 8-K

         No reports on Form 8-K were filed with the Commission during the fourth quarter of 1993.

                        CONSENT OF INDEPENDENT AUDITORS


         We consent to the incorporation by reference in this Annual Report (Form 10-K) of Wyman-Gordon Company and Subsidiaries of our report dated February 11, 1994, included in the 1993 Annual Report.

         Our audits also included the financial statement schedules of Wyman-Gordon Company listed in Item 14. These schedules are the responsibility of the Company's management. Our responsibility is to express an opinion based on our audits. In our opinion, the financial statement schedules referred to above, when considered in relation to the basic financial statements taken as a whole, present fairly in all material respects the information set forth therein.

         We also consent to the incorporation by reference in the Registration Statements (Form S-8, File Numbers 2-56547, 2-75980, 33-26980 and 33-48068)
pertaining to the Wyman-Gordon Company Executive Long-Term Incentive Program
(1975) - Amendment No. 6, the Wyman-Gordon Company Stock Purchase Plan, the Wyman-Gordon Company Savings/Investment Plan and the Wyman-Gordon Company Long-Term Incentive Plan and in the related Prospectuses of our report dated February 11, 1994, with respect to the consolidated financial statements of Wyman-Gordon Company and Subsidiaries incorporated by reference in the Annual Report (Form 10-K) for the years ended December 31, 1993 and 1992.


Worcester, Massachusetts                                        ERNST & YOUNG
March 28, 1994

                       REPORT OF INDEPENDENT ACCOUNTANTS


         Our report on the consolidated financial statements of Wyman-Gordon Company and Subsidiaries has been incorporated by reference in this Form 10-K from page 18 of the 1991 Annual Report to Shareholders of Wyman-Gordon Company. In connection with our audits of such financial statements, we have also audited the related financial statement schedules listed in Item 14 on page 22 of this Form 10-K.

         In our opinion, the financial statement schedules referred to above, when considered in relation to the basic financial statements taken as a whole, present fairly in all material respects, the information required to be included therein.


Boston, Massachusetts                                         COOPERS & LYBRAND
February 19, 1992



                       CONSENT OF INDEPENDENT ACCOUNTANTS


         We consent to the incorporation by reference in the registration statements of Wyman-Gordon Company on Forms S-8 (File Numbers 2-56547, 2-75980, 33-26980 and 33-48068) of our report dated February 19, 1992, on our audit of the consolidated financial statements and financial statement schedules of Wyman-Gordon Company as of December 31, 1991, and for the year then ended, which report is included or incorporated by reference in this Annual Report on Form 10-K.


Boston, Massachusetts                                         COOPERS & LYBRAND
March 28, 1994

                                   SIGNATURES

         Pursuant to the requirements of Section 13 or 15(d) of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

                              Wyman-Gordon Company
                                  (REGISTRANT)


                     By           /s/ LUIS E. LEON                March 30, 1994
                        ---------------------------------------   --------------
                                      Luis E. Leon                     Date
                         Vice President - Finance and Treasurer


         Pursuant to the requirements of the Securities and Exchange Act of 1934, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


     /s/ JOHN M. NELSON                              Chief Executive Officer                     March 30, 1994
- - --------------------------------                      and Chairman of the                        --------------
         John M. Nelson                                Board of Directors                             Date


     /s/ DAVID P. GRUBER                            President, Chief Operating                   March 30, 1994
- - --------------------------------                       Officer and Director                      --------------
         David P. Gruber                                                                              Date


     /s/ LUIS E. LEON                               Vice President, Finance and                  March 30, 1994
- - --------------------------------                 Treasurer and Principal Financial               --------------
         Luis E. Leon                                        Officer                                  Date


     /s/ JEFFREY B. LAVIN                          Manager, Corporate Accounting                  March 30, 1994
- - --------------------------------                 and Principal Accounting Officer                 --------------
         Jeffrey B. Lavin                                                                             Date


      /s/ E. PAUL CASEY                                    Director                               March 30, 1994
- - --------------------------------                                                                  --------------
          E. Paul Casey                                                                               Date


     /s/ WARNER S. FLETCHER                                Director                               March 30, 1994
- - --------------------------------                                                                  --------------
         Warner S. Fletcher                                                                           Date


     /s/ ROBERT G. FOSTER                                  Director                               March 30, 1994
- - --------------------------------                                                                  --------------
         Robert G. Foster                                                                             Date


     /s/ RUSSELL E. FULLER                                 Director                               March 30, 1994
- - --------------------------------                                                                  --------------
         Russell E. Fuller                                                                            Date

     /s/ M HOWARD JACOBSON                                 Director                               March 30, 1994
- - --------------------------------                                                                  --------------
         M Howard Jacobson                                                                            Date


     /s/ JUDITH S. KING                                    Director                               March 30, 1994
- - --------------------------------                                                                  --------------
        Judith S. King                                                                                Date


     /s/ GEORGE S. MUMFORD, JR.                            Director                               March 30, 1994
- - --------------------------------                                                                  --------------
         George S. Mumford, Jr.                                                                       Date


     /s/ JON C. STRAUSS                                    Director                               March 30, 1994
- - --------------------------------                                                                  --------------
         Jon C. Strauss                                                                               Date


     /s/ CHARLES A. ZRAKET                                 Director                               March 30, 1994
- - --------------------------------                                                                  --------------
         Charles A. Zraket                                                                            Date

                     WYMAN-GORDON COMPANY AND SUBSIDIARIES

                   SCHEDULE V - PROPERTY, PLANT AND EQUIPMENT
                                (000's omitted)


                                    BALANCE AT
                                    BEGINNING                                       OTHER           BALANCE
                                       OF                        RETIRE-           CHANGES          AT CLOSE
     DESCRIPTION                     PERIOD      ADDITIONS       MENTS            ADD(DEDUCT)       OF PERIOD
     -----------                    ----------   ---------       -------          -----------       ---------
                                                                       1993
                                    -----------------------------------------------------------------------
Land                                $  2,463     $      -       $      -       $       -           $  2,463
Land Improvements                      2,930            4              -               -              2,934
Buildings                             63,696        2,652              -          (1,182)(2)         65,166
Machinery & Equipment                244,189       10,050          3,791            (286)(1)        246,311
                                                                                  (3,851)(2)
Construction in Progress               8,746        1,160              -          (1,361)(1)          8,545
                                    --------     --------       --------       ---------           --------
                                    $322,024     $ 13,866       $  3,791       $  (6,680)          $325,419
                                    ========     ========       ========       =========           ========


                                                                       1992
                                    -----------------------------------------------------------------------

Land                                $  2,463     $      -       $      -       $       -           $  2,463
Land Improvements                      2,930            -              -               -              2,930
Buildings                             62,562        1,492            358               -             63,696
Machinery & Equipment                256,713        9,812         22,520             184 (1)        244,189
Construction in Progress              10,642         (148)             -          (1,748)(1)          8,746
                                    --------     --------       --------       ---------           --------
                                    $335,310     $ 11,156       $ 22,878       $  (1,564)          $322,024
                                    ========     ========       ========       =========           ========


                                                                       1991
                                    -----------------------------------------------------------------------

Land                                $  3,863     $      -       $    195       $    (974)(1)       $  2,463
                                                                                    (231)(2)
Land Improvements                      3,851           10              -             (32)(1)          2,930
                                                                                    (899)(2)
Buildings                             80,616        1,620            663         (10,130)(1)         62,562
                                                                                  (8,881)(2)
Machinery & Equipment                345,633        8,612          3,727         (23,450)(1)        256,713
                                                                                 (70,355)(2)
Construction in Progress              14,651          (50)             -          (3,801)(1)         10,642
                                                                                    (158)(2)
                                    --------     --------       --------       ---------           --------
                                    $448,614     $ 10,192       $  4,585       $(118,911)          $335,310
                                    ========     ========       ========       =========           ========


Depreciation and amortization methods and useful lives are included in Note A to the 1993 Annual Report (Summary of significant accounting policies).

(1) Represents the disposal and write-down of non-productive assets to their estimated net realizable value and the sale of certain assets in connection with the restructuring of the Company's operations.

(2) Disposals related to the sale of the Danville, Illinois operation, Wyman-Gordon Composites, Inc. and liquidation of the Jackson, Michigan operation.

                     WYMAN-GORDON COMPANY AND SUBSIDIARIES

       SCHEDULE VI - ACCUMULATED DEPRECIATION, DEPLETION AND AMORTIZATION
                        OF PROPERTY, PLANT AND EQUIPMENT

                                (000's omitted)


                                    BALANCE AT
                                    BEGINNING                                      OTHER            BALANCE
                                       OF                         RETIRE-         CHANGES           AT CLOSE
      DESCRIPTION                    PERIOD       ADDITIONS       MENTS          ADD(DEDUCT)        OF PERIOD
      -----------                   ----------    ---------       -------        -----------        ---------

                                                                       1993
                                    -----------------------------------------------------------------------
Land                                $     99     $      -       $      -       $       -           $     99
Land Improvements                      2,111          106              -               -              2,217
Buildings                             41,355        2,157              -          (1,131)(2)         42,381
Machinery & Equipment                175,779       12,158          3,444          (2,115)(2)        182,378
                                    --------     --------       --------       ---------           --------
                                    $219,344     $ 14,421       $  3,444       $  (3,246)          $227,075
                                    ========     ========       ========       =========           ========

                                                                       1992

Land                                $     99     $      -       $      -       $       -           $     99
Land Improvements                      1,994          117              -               -              2,111
Buildings                             39,407        2,185            237               -             41,355
Machinery & Equipment                183,410       12,357         19,835            (153)(1)        175,779
                                    --------     --------       --------       ---------           --------
                                    $224,910     $ 14,659       $ 20,072       $    (153)          $219,344
                                    ========     ========       ========       =========           ========


                                                                  1991

Land                                $     99     $      -       $      -       $       -           $     99
Land Improvements                      2,437          176              -            (619)(2)          1,994
Buildings                             39,224        3,537            217          (3,137)(2)         39,407
Machinery & Equipment                220,763       20,483          2,356            (322)(1)        183,410
                                                                                 (55,158)(2)
                                    --------     --------       --------       ---------           --------
                                    $262,523     $ 24,196       $  2,573       $ (59,236)          $224,910
                                    ========     ========       ========       =========           ========


Depreciation and amortization methods and useful lives are included in Note A to the 1993 Annual Report (Summary of significant accounting policies).

(1) Represents the disposal and write-down of non-productive assets to their estimated net realizable value in connection with the restructuring of the Company's operations.

(2) Disposals related to the sale of the Danville, Illinois operation, Wyman-Gordon Composites, Inc. and liquidation of the Jackson, Michigan operation.


                     WYMAN-GORDON COMPANY AND SUBSIDIARIES

               SCHEDULE VIII - VALUATION AND QUALIFYING ACCOUNTS

                                (000's omitted)


                                                                    ADDITIONS

                              BALANCE AT                        CHARGED
                              BEGINNING       CHARGED TO        TO OTHER                            BALANCE
                                 OF           COSTS AND         ACCOUNTS        DEDUCTIONS-         AT END
DESCRIPTION                    PERIOD          EXPENSES         DESCRIBE         DESCRIBE          OF PERIOD
- - -----------                   ----------      ----------        --------        -----------        ---------


                                                                   1993
                              ------------------------------------------------------------------------------
Accumulated
Amortization of
Goodwill                         $6,482          $1,148                 -               -         $ 7,630
                                 ======          ======           =======         =======         =======


                                                                   1992
                              ------------------------------------------------------------------------------
Accumulated
Amortization of
Goodwill                         $5,266          $1,216                 -               -         $ 6,482
                                 ======          ======           =======         =======         =======


                                                                   1991
                              ------------------------------------------------------------------------------
Accumulated
Amortization of
Goodwill                         $4,143          $1,123                 -               -         $ 5,266
                                 ======          ======           =======         =======         =======

                     WYMAN-GORDON COMPANY AND SUBSIDIARIES

                      SCHEDULE IX - SHORT TERM BORROWINGS

                                (000's omitted)



                                                              MAXIMUM            AVERAGE           WEIGHTED
 CATEGORY OF               BALANCE         WEIGHTED           AMOUNT             AMOUNT            AVERAGE
  AGGREGATE                  AT            AVERAGE          OUTSTANDING        OUTSTANDING         INTEREST
 SHORT-TERM                END OF          INTEREST           DURING             DURING           RATE DURING
 BORROWINGS                PERIOD            RATE           THE PERIOD         THE PERIOD         THE PERIOD
- - -----------                -------         --------         -----------        -----------        -----------

                                                              1993
                            -------------------------------------------------------------------------------
None                              -               -                 -                  -                  -
                            =======         =======           =======            =======            =======


                                                              1992
                            -------------------------------------------------------------------------------

Bank Loans                        -               -           $33,000            $ 9,333              10.0%
                            =======         =======           =======            =======            =======



                                                              1991
                            -------------------------------------------------------------------------------

Commercial Paper                  -               -           $31,375            $ 9,473                8.6%
                            =======         =======           =======            =======            =======


Bank Loans                  $26,500            10.7%          $41,000            $23,857                9.2%
                            =======         =======           =======            =======            =======




         Commercial paper represents paper sold by Wyman-Gordon Company. Bank loans are evidenced by renewable 90-day notes bearing interest at money market rates. The maximum and average amounts outstanding during the period were computed using month-end balances. The weighted average interest rates during 1992 and 1991 were calculated based upon the weighted average interest cost of borrowings throughout the year. Additional information is included in Note C to the 1993 Annual Report.



            SCHEDULE X - SUPPLEMENTARY INCOME STATEMENT INFORMATION


                                                           CHARGED TO COSTS
             ITEM                                            AND EXPENSES
                                                           (000's omitted)
                                     1993                       1992                    1991
                                     ----                       ----                    ----
Maintenance and repairs             $12,374                   $15,021                  $20,233
                                    =======                   =======                  =======

                                 EXHIBIT INDEX


EXHIBIT                                                                                               PAGE
- - -------                                                                                               ----
  3A           -  Articles of Organization of Wyman-Gordon Company, as                                E-3
                  amended through October 25, 1989.

  3B           -  Bylaws of Wyman-Gordon Company, as amended through                                  E-4
                  December 15, 1993.

  4A           -  Amended and Restated Rights Agreement, dated as of                                    -
                  January 10, 1994 between the Company and State Street
                  Bank & Trust Company, as Rights Agent - incorporated
                  by reference to Exhibit 1 to the Company's Report on
                  Form 8-A/A dated January 21, 1994.

  4B           -  Indenture dated as of March 16, 1993 among Wyman-Gordon                               -
                  Company, its Subsidiaries and State Street Bank and
                  Trust Company as Trustee with respect to Wyman-Gordon
                  Company's 10.75% Senior Notes due 2003 - incorporated
                  by reference to Exhibit 4C to the Company's Report on
                  Form-10K for the year ended December 31, 1992.

  4C           -  Instruments defining the rights of holders of long-term                               -
                  debt are omitted pursuant to paragraph (b)(4)(iii) of
                  Regulation S-K Item 601.  The Company agrees to furnish
                  such instruments to the Commission upon request.

  10A          -  Wyman-Gordon Company Executive Long-Term Incentive                                    -
                  Program, as amended February 17, 1988 - incorporated
                  by reference to Appendix A to the Company's Proxy
                  Statement dated March 25, 1988.

  10B          -  Wyman-Gordon Company Long-Term Incentive Plan -                                       -
                  incorporated by reference to Appendix A to the Company's
                  Proxy Statement dated April 1, 1992.

  10C          -  John M. Nelson employment agreement dated May 21, 1991 -                              -
                  incorporated by reference to Exhibit 10C to the Company's
                  Report on Form 10-K for the year ended December 31, 1991.

  10D          -  David P. Gruber executive severance agreement dated                                   -
                  October 16, 1991 - incorporated by reference to
                  Exhibit 10G to the Company's Report on Form 10-K for
                  the year ended December 31, 1991.

  10E          -  Luis E. Leon executive severance agreement dated                                      -
                  July 12, 1991 - incorporated by reference to Exhibit 10I
                  to the Company's Report on Form 10-K for the year ended
                  December 31, 1991.

  10F          -  Sanjay N. Shah executive severance agreement dated                                    -
                  July 12, 1991 - incorporated by reference to Exhibit 10I
                  to the Company's Report on Form 10-K for the year ended
                  December 31, 1991.

  10G          -  Wallace F. Whitney executive severance agreement dated                                -
                  July 12, 1991 - incorporated by reference to Exhibit 10L
                  to the Company's Report on Form 10-K for the year ended
                  December 31, 1991.

  10H          -  Raymond L. Raboin executive severance agreement dated                                 -
                  May 13, 1992 - incorporated by reference to Exhibit 10.9
                  to the Company's Registration Statement on Form S-2 as
                  filed with the Securities and Exchange Commission on
                  December 11, 1992.

EXHIBIT                                                                                              PAGE
- - -------                                                                                              ----
  10I          -  Financing Agreement dated March 8, 1993 among the CIT                                 -
                  Group/Business Credit Inc., Wyman-Gordon Company,
                  Wyman-Gordon Composites, Inc. and Scaled Composites,
                  Inc.

  10J          -  Consent Release and First Amendment dated November 2,                               E-5
                  1993 to the Financing Agreement dated March 8, 1993
                  among CIT Group/Business Credit Inc., Wyman-Gordon
                  Company, Wyman-Gordon Composites, Inc., Wyman-Gordon
                  Investment Castings, Inc., Precision Founders, Inc.,
                  Wyman-Gordon Composite Technologies, Inc., Wyman-Gordon
                  Fisc, Ltd., Reisner metals, Inc., W-G Rome Corporation,
                  Wyman-Gordon Securities Corporation and Scaled
                  Composites, Inc.

  10K          -  Waiver and Second Amendment dated January 27, 1994 to                               E-6
                  the Financing Agreement dated March 8, 1993 among
                  CIT Group/Business Credit Inc., Wyman-Gordon Company,
                  Wyman-Gordon Composites, Inc., Wyman-Gordon Investment
                  Castings, Inc., Precision Founders, Inc., Wyman-Gordon
                  Composite Technologies, Inc., Wyman-Gordon Fisc, Ltd.,
                  Reisner metals, Inc., W-G Rome Corporation, Wyman-Gordon
                  Securities Corporation and Scaled Composites, Inc.

  10L          -  Purchase and Sale Agreement between Wyman-Gordon Company                              -
                  and Krupp Gerlach Crankshaft Company dated as of May 29,
                  1991 - incorporated by reference to Exhibit 10.15 to the
                  Company's Registration Statement on Form S-2 as filed
                  with the Securities and Exchange Commission on March 9,
                  1993.

  10M          -  Stock Purchase Agreement dated as of January 10, 1994                                 -
                  between Cooper Industries, Inc. and the Company
                  incorporated by reference to Annex A to the Company's
                  preliminary Proxy Statement filed with the Securities
                  and Exchange Commission on March 8, 1994.

  10N          -  Investment Agreement dated as of January 10, 1994                                     -
                  between Cooper Industries, Inc. and the Company
                  incorporated by reference to Annex B to the Company's
                  preliminary Proxy Statement filed with the Securities
                  and Exchange Commission on March 8, 1994.

  13           -  1993 Annual Report (such report, except for those                                   E-7
                  portions thereof which are expressly incorporated
                  by reference in this Report on Form 10-K, is furnished
                  for the information of the Commission and is not to be
                  deemed "filed" as part of the Company's Report on
                  Form 10-K).

  16           -  Letter regarding change in certifying accountants -                                   -
                  incorporated by reference to Exhibit 16.1 to the
                  Company's Registration Statement on Form S-2 filed
                  with the Securities and Exchange Commission on
                  December 11, 1992.

  22           -  List of Subsidiaries                                                                E-8

  24A          -  Consent of Ernst & Young                                                             23

  24B          -  Consent of Coopers & Lybrand                                                         24


               NOTE: Exhibits not physically located in this Form 10-K can be obtained from the Company upon written request to the Assistant Clerk at the address on the cover of this Form 10-K at a cost of $.25 per page.